Shareholder Report, Holdings (Details)	Jun. 30, 2024
Share Class I | Repurchase Agreementwith F I C C 5320701242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Share Class I | Repurchase Agreementwith C T C 5320701243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Share Class I | Repurchase Agreementwith C I B 5330701244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Share Class I | Repurchase Agreementwith B N S 5320701245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Share Class I | Treasury United States Departmentof 5460430266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I | F H L Banks Officeof Finance 5320927247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I | Federal Home Loan Bankof New York 5361203248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I | Treasury United States Departmentof 5200815249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I | Federal Home Loan Bankof Topeka 53410082410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I | Treasury United States Departmentof 53209052411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I | Total Net Assets 12 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.30%
Share Class SL | Repurchase Agreementwith F I C C 53207012447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Share Class SL | Repurchase Agreementwith C T C 53207012448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Share Class SL | Repurchase Agreementwith C I B 53307012449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Share Class SL | Repurchase Agreementwith B N S 53207012450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Share Class SL | Treasury United States Departmentof 54604302651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class SL | F H L Banks Officeof Finance 53209272452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class SL | Federal Home Loan Bankof New York 53612032453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class SL | Treasury United States Departmentof 52008152454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class SL | Federal Home Loan Bankof Topeka 53410082455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class SL | Treasury United States Departmentof 53209052456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class SL | Total Net Assets 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.30%